Notes Payable (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Debt Disclosure [Abstract]
Schedule of Notes Payable

Notes payable consisted of the following:

	As of March 31, 2019
	Principal	Discount	Net
May 2018 Notes	$500	$(350)	$150
June 2018 Note	3,159	(2,641)	518
Total notes payable	$3,659	$(2,991)	$668

	As of December 31, 2018
	Principal	Discount	Net
May 2018 Notes	$400	$(25)	$375
June 2018 Note	2,448	(1,803)	645
December 2018 Note	351	(86)	265
Total notes payable	$3,199	$(1,914)	$1,285

Notes payable consisted of the following:

	As of December 31, 2018
	Principal	Discount	Net
May 2018 Notes	$400	$(25)	$375
June 2018 Note	2,448	(1,803)	645
December 2018 Note	351	(86)	265
Total notes payable	$3,199	$(1,914)	$1,285